Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Compensation Cost Recognized
Presented below is a summary of the compensation cost recognized in the condensed consolidated statements of operations and comprehensive (loss) for the three and nine months ended September 30, 2023 and 2022.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
	(in thousands)		(in thousands)
Research and development	$1,347	$383	$4,803	$478
Sales and marketing	87	34	407	52
General and administrative	3,402	3,356	18,563	3,421

Total stock-based compensation expense	$4,836	$3,773	$23,773	$3,951

Presented below is a summary of the compensation cost recognized in the consolidated statements of operations for the years ended December 31, 2022 and 2021.

	December 31,
(in thousands)	2022	2021
Research and development	$1,765	$112
Sales and marketing	286	31
General and administrative	4,297	1,021

Total	$6,348	$1,164

Summary of Stock Option Activity
The following summary sets forth the stock option activity under the 2023 and 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2022	446,839	$2.30	9.6	$11,706
Granted	3,428,225	2.38
Exercised	(677,350)	0.53		12,690
Cancelled or forfeited	(89,603)	0.92

Outstanding as of September 30, 2023	3,108,111	2.70	9.5	$1,341
Options exercisable as of September 30, 2023	178,310	$5.97	8.8	$50
Options unvested as of September 30, 2023	2,325,600	$3.33	9.5	$775

The following summary sets forth the stock option activity under the 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Balances at December 31, 2021	51,149	$20.34	9.7	$1,953
Options granted	439,786	1.66
Options exercised	(7,784)	2.75		271
Options cancelled	(36,310)	19.78

Balances at December 31, 2022	446,841	2.30	9.6	$11,706
Exercisable at December 31, 2022	145,713	$3.53	9.6	$3,638

Unvested at December 31, 2022	266,993	$2.07	9.6	$7,058

Summary of Unvested Common Stock
A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of options	Weighted average exercise price	Repurchase liability (in thousands)
Unvested common stock as of December 31, 2022	3,823	$—	$306
Issued	30,947	1.19	—
Vested	(37)	—	—
Repurchased	(2,655)	—	—

Unvested common stock as of September 30, 2023	32,078		$52

A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of Options	Weighted Average Exercise Price	Repurchase Liability (in thousands)
Unvested common stock — December 31, 2021	1,134	$-	$88
Issued	6,057	7.48	-
Vested	(794)	7.17	-
Repurchased	(2,574)	-	-

Unvested common stock — December 31, 2022	3,823		$306

Summary of Stock Option Valuation Assumptions	The fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	September 30,	September 30,
	2023	2022
Weighted-average risk-free interest rate (1)	3.7%	3.3%
Weighted-average expected term (in years)	5.93	5.34
Weighted-average expected volatility (2)	62.27%	54.6%
Expected dividend yield	—%	—%

(1)	Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.

(2)	Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.
The fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	December 31,
	2022	2021
Weighted-average risk-free interest rate	3.3%	1.2%
Weighted-average expected term (in years)	5.35	5.50
Weighted-average expected volatility	54.6%	43.1%
Expected dividend yield	—%	—%

(1)	Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.

(2)	Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.